INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2014	2013
MTS Belarus—equity investment	6,033	5,013
MTS Bank—equity investment	4,858	5,476
MTS Bank—loan	2,100	2,100
OZON Holdings Limited—equity investment	2,708	—
Business-Nedvizhimost—equity investment	—	410
Intellect Telecom—equity investment	78	163
Intellect Telecom—loan	168	—
Stream—equity investment	332	231

Total investments in and advances to associates	16,277	13,393

MTS Bank
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

	2014	2013
Total assets	215,070	224,446
Total liabilities	(181,724)	(201,077)
Noncontrolling interest	(4,061)	(1,924)
Total interest income	(25,107)	(18,266)
Total interest expense	9,868	7,737
Operating loss/(profit)	14,915	(1,036)
Net loss/(income)	12,585	(868)

Other equity method investees
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        Summarized financial position and results of operations of other equity method investees as of and for the year ended December 31, 2014 were as follows:

	MTS Belarus	Intellect Telecom	Stream	OZON Holdings Limited
Total current assets	9,022	237	974	7,888
Total non-current assets	8,042	458	91	2,962

Total assets	17,064	695	1,065	10,850
Total current liabilities	(5,126)	(506)	(341)	(3,640)
Total non-current liabilities	(168)	(17)	—	(377)

Total liabilities	(5,294)	(523)	(341)	(4,017)
Revenue	(17,639)	(198)	(1,280)	(11,097)
Gross profit	(12,910)	(4)	(566)	(2,369)
Net (income) / loss	(7,466)	170	(226)	2,494

        Summarized financial position and results of operations of equity method investees as of and for the year ended December 31, 2013 were as follows:

	MTS Belarus	Intellect Telecom	Stream	Business- Nedvizhimost (since deconsolidation)
Total current assets	5,867	140	485	313
Total non-current assets	6,539	483	214	749

Total assets	12,406	623	699	1,062
Total current liabilities	(3,161)	(267)	(206)	(181)
Total non-current liabilities	—	(14)	—	(50)

Total liabilities	(3,161)	(281)	(206)	(231)
Revenue	(14,310)	(357)	(738)	(13)
Gross profit	(10,271)	(66)	(253)	(8)
Net (income) / loss	(4,649)	81	(9)	(5)